Consolidated Statements of Changes in Stockholders’ Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax, Portion Attributable to Parent	$ (116,066)	$ (61,806)
Common Stock, Dividends, Per Share, Cash Paid	$ 0.70	$ 0.64